PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cost:
Property, Plant and Equipment, Gross	$ 1,256	$ 1,166
Accumulated depreciation:
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,009	852
Depreciated cost	247	314
Office Equipment [Member]
Cost:
Property, Plant and Equipment, Gross	9	9
Accumulated depreciation:
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	4	4
Computer Equipment [Member]
Cost:
Property, Plant and Equipment, Gross	120	106
Accumulated depreciation:
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	106	103
Laboratory Equipment [Member]
Cost:
Property, Plant and Equipment, Gross	437	361
Accumulated depreciation:
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	306	252
Land Improvements [Member]
Cost:
Property, Plant and Equipment, Gross	690	690
Accumulated depreciation:
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 593	$ 493